ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of purchase price allocation
	At Acquisition	Liability Assumed		Adjustment		Measurement Date
Tangible assets acquired	$361,770	$—		$—		$361,770
Liabilities assumed	$(562,006)	(197,500	)(1)	—		(759,506)
Net liabilities assumed	$(200,236)	$(197,500)		$—		$(397,736)

Exchange platform	$50,000	$—		$(50,000	)(2)	$—
Tradename	150,000	—		(118,000	)(2)	32,000
Customer relationships	250,000	—		(63,000	)(2)	187,000
Non-compete agreements	192,000	—		(114,000	)(2)	78,000
Unallocated purchase price	446,426	197,500		345,000		988,926
Total purchase price	$1,088,426	$197,500		$—		$1,285,926

(1)	During August 2018, the Company became aware of an additional liability in the form of a settlement of a legal claim for an unpaid vendor liability which was not disclosed to the Company at the time of the acquisition. The settlement claim of $197,500 was included in accrued expenses at December 31, 2018.

(2)	A valuation was performed at the end of the measurement period to determine the fair value of acquired intangible assets as defined in ASC 820-10. The valuation and corresponding measurement of assets acquired and liabilities assumed resulted in adjustments to the provisional amounts of intangible assets recognized at the original acquisition date.

Schedule of pro forma results
December 31, 2017
Total revenue	$2,455,210
Total expenses	5,593,061
Net loss attributable to common shareholders	$(3,137,851)
Basic and diluted net loss per share	$(0.07)